NET INCOME (LOSS) PER SHARE - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	348,395,397	770,087,357	329,855,547
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	76,557,428	87,262,873	0
Options to restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	242,615,284	245,167,369	0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	5,753,975	0	0
Warrant | Preferred share warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	0	4,316,570	8,049,587
Warrant | Ordinary share warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	23,468,710	26,941,516	0
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	0	406,399,029	321,805,961